Prepayments	12 Months Ended
Dec. 31, 2022
Prepayments [Abstract]
PREPAYMENTS	Note 4 - PREPAYMENTS Prepayments consist of the following:
	December 31, 2022	December 31, 2021
Prepayments for the services cost	$12,248	$104,307